Submission	Feb. 24, 2026
Submission [Line Items]
Central Index Key	0000001800
Registrant Name	ABBOTT LABORATORIES
Registration File Number	333-293636
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A